Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
AMT tax credit carryforwards		$ 30	$ 30
Post-retirement benefits other than pensions		43	49
Federal and foreign net operating loss carryforwards		70	64
State net operating loss carryforwards		12	12
Pension liability		74	143
Other deductible temporary differences		17	16
Less: valuation allowances	(23.1)	(23.1)	(147.0)
Deferred tax assets, net		223	167
Deferred tax liabilities:
Fixed asset basis difference		104	109
Inventory basis difference		129	130
Other intangibles		15	11
Deferred tax liabilities		248	250
Net deferred tax liability		$ (25)	$ (83)